Income Taxes - Schedule of US Federal Income Tax Rate to the Company's Effective Tax Rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax benefit, percentage			21.00%	21.00%
Statutory federal income tax benefit, value			$ (3,025,315)	$ (3,248,385)
State taxes, net of federal tax benefit, percentage			1.50%	2.10%
State taxes, net of federal tax benefit, value			$ (219,705)	$ (327,095)
Change in valuation allowance, percentage			(14.40%)	(9.30%)
Change in valuation allowance, value			$ 2,079,231	$ 1,435,041
Change in state tax rate, percentage			(3.20%)	(0.10%)
Change in state tax rate, value			$ 462,709	$ 13,055
Change in fair value estimates, percentage			14.20%	(10.40%)
Change in fair value estimates, value			$ (2,050,026)	$ 1,610,993
Non-deductible interest - IRC 163(j), percentage			(5.10%)	0.00%
Non-deductible interest - IRC 163(j), value			$ 738,993
Non-deductible transaction/restructuring costs, percentage			(9.10%)	0.00%
Non-deductible transaction/restructuring costs, value			$ 1,313,792
Nondeductible warrant issuance expense, percentage			(3.80%)	0.00%
Nondeductible warrant issuance expense, value			$ 552,321
Other non-deductible expenses, percentage			(1.00%)	(3.30%)
Other non-deductible expenses, value			$ 148,000	$ 516,391
Effective tax rate, percentage			0.00%	0.00%
Effective tax rate, value	$ (933)	$ 3,277	$ 0	$ 0